Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 530,901	¥ 553,956
Loans, current		115,143,749	117,571,069
Loans, excluding loans held for sale	[1]	115,674,650
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]		118,125,025
Loans, greater than 90 days past due and accruing		20,540	13,273
1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		249,200	290,028
Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		281,701	263,928
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		27,759	36,186
Loans, current		54,605,452	51,065,992
Loans, excluding loans held for sale	[1]	54,633,211
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]		51,102,178
Loans, greater than 90 days past due and accruing		4,673	4,720
Commercial [Member] | Domestic [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,763	9,215
Commercial [Member] | Domestic [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		22,996	26,971
Commercial [Member] | Foreign [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		29,775	33,475
Loans, current		31,262,476	35,450,162
Loans, excluding loans held for sale	[1]	31,292,251
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]		35,483,637
Loans, greater than 90 days past due and accruing		91	164
Commercial [Member] | Foreign [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		7,302	9,927
Commercial [Member] | Foreign [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		22,473	23,548
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		67,952	63,847
Loans, current		13,114,863	13,248,278
Loans, excluding loans held for sale	[1]	13,182,815
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]		13,312,125
Loans, greater than 90 days past due and accruing		11,150	6,288
Residential [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		39,577	48,404
Residential [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		28,375	15,443
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		28,913	44,732
Loans, current		450,383	518,008
Loans, excluding loans held for sale	[1]	479,296
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]		562,740
Loans, greater than 90 days past due and accruing
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,127	14,735
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		26,786	29,997
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		71,419	45,487
Loans, current		8,424,325	9,603,339
Loans, excluding loans held for sale	[1]	8,495,744
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]		9,648,826
Loans, greater than 90 days past due and accruing		4,626	2,101
MUAH [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		42,082	31,052
MUAH [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		29,337	14,435
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		259,106	289,439
Loans, current		6,345,539	6,616,104
Loans, excluding loans held for sale	[1]	6,604,645
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]		6,905,543
Loans, greater than 90 days past due and accruing
Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		131,573	160,253
Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		127,533	129,186
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		45,977	40,790
Loans, current		940,711	1,069,186
Loans, excluding loans held for sale	[1]	986,688
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]		1,109,976
Loans, greater than 90 days past due and accruing
Other [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		21,776	16,442
Other [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 24,201	¥ 24,348

[1]	At March 31, 2020, total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees. At March 31, 2021, total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.